              The Achievement Funds Trust -- Institutional Shares

                     SUPPLEMENT DATED FEBRUARY 5, 1999 TO:
              INSTITUTIONAL SHARES PROSPECTUS DATED JUNE 1, 1998.

  THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER
                              WITH THE PROSPECTUS.

    Effective February 5, 1999, investors will no longer be able to purchase
                          Institutional shares of the
                        Short-Term Municipal Bond Fund.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

ACH-A-003-01
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                  The Achievement Funds Trust -- Retail Shares

                     SUPPLEMENT DATED FEBRUARY 5, 1999 TO:
                  RETAIL SHARES PROSPECTUS DATED JUNE 1, 1998.

  THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER
                              WITH THE PROSPECTUS.

Effective February 5, 1999, investors will no longer be able to purchase Retail shares of the
                        Short-Term Municipal Bond Fund.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

ACH-A-009-01